American Beacon Large Cap Value Fund
A Class

Supplement dated November 1, 2010 to the
Statement of Additional Information dated May 17, 2010

        The information below supplements the Statement of Additional Information dated May 17, 2010, and is in addition to any other supplement(s):

        In the Portfolio Managers section under Metropolitan West Capital Management, LLC, references to Howard Gleicher are removed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE